Condensed Consolidated Statements of Mezzanine and Members, Equity (Q2) - USD ($) $ in Thousands	Common Stock [Member] Class A Units [Member]	Common Stock [Member] Class A-1 Units [Member]	Common Stock [Member] Class B Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total	Class A Units [Member]	Class A-1 Units [Member]
Beginning balance (in units) at Dec. 31, 2019	7,725	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 21,951		$ 21,951	$ 17,145	$ 2,284
Issuance of Class C Units, net of offering costs		$ 28,500					28,500
Issuance of Class C Units, net of offering costs (in shares)		730
Equity-based compensation	$ 0	$ 0	20	0	0		20
Other comprehensive Income (loss)							0
Ending balance (in units) at Dec. 31, 2020	7,725	730
Ending balance at Dec. 31, 2021							$ 0
Ending balance (in shares) at Dec. 31, 2021	7,725	730					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(105)		$ (105)	(1,162)	1,057
Equity-based compensation	0	0	20	0	0		20
Other comprehensive Income (loss)							0
Ending balance at Dec. 31, 2021	$ 7,725	$ 28,500	80	0	23,239	$ 0	59,544
Ending balance (in units) at Dec. 31, 2021	7,725	730
Ending balance at Jun. 30, 2022							$ 0
Ending balance (in shares) at Jun. 30, 2022							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(4,380)	0	$ (4,380)	(4,555)	175
Equity-based compensation	0	0	10	0	0	0	10
Other comprehensive Income (loss)	0	0	0	(84)	0	0	(84)
Ending balance at Jun. 30, 2022	$ 7,725	$ 28,500	90	(84)	18,859	0	55,090
Ending balance (in units) at Jun. 30, 2022	7,725	730
Beginning balance at Dec. 31, 2021							$ 0
Beginning balance (in shares) at Dec. 31, 2021	7,725	730					0
Ending balance at Dec. 31, 2022							$ 0
Ending balance (in shares) at Dec. 31, 2022							0
Beginning balance at Dec. 31, 2021	$ 7,725	$ 28,500	80	0	23,239	0	$ 59,544
Beginning balance (in units) at Dec. 31, 2021	7,725	730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	2,589		2,589	1,179	1,330
Other comprehensive Income (loss)	0	0	0	(117)	0		(117)
Ending balance at Dec. 31, 2022	$ 7,725	$ 28,500	80	(117)	25,828	0	62,016
Ending balance (in units) at Dec. 31, 2022	7,725	730
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Class C Units, net of offering costs							$ 64,246
Issuance of Class C Units, net of offering costs (in shares)							2,459
Class C derivative liability							$ (1,349)
Ending balance at Jun. 30, 2023							$ 62,897
Ending balance (in shares) at Jun. 30, 2023							2,459
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	0	(11,591)	0	$ (11,591)	$ (11,352)	$ (566)
Issuance of Class C Units, net of offering costs	$ 0	$ 0	0	0	0	0	0
Issuance of Class C Units, net of offering costs (in shares)	0	0
Class A and A-1 preferred returns	$ 0	$ 0	0	0	(8,174)	0	(8,174)
Derivative liability on Class A-1 anti-dilution feature	0	2,540	0	0	0	0	2,540
Tax distributions	0	0	0	0	(260)	0	(260)
Capital contribution from noncontrolling interest member	0	0	0	0	0	134	134
Class A-1 distribution	0	$ 0	0	0	0	0	0
Class A-1 distribution (in shares)		174
Other comprehensive Income (loss)	0	$ 0	0	88	0	0	88
Ending balance at Jun. 30, 2023	$ 7,725	$ 31,040	$ 80	$ (29)	$ 5,803	$ 134	$ 44,753
Ending balance (in units) at Jun. 30, 2023	7,725	904